Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) $ in Thousands	Sep. 30, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	$ 128,995	$ 96,790	$ 82,483	$ 60,507
Current portion of derivative liabilities (note 8)	755	86
Operating lease right-of-use assets (note 7)	6,148	19,560
At cost, less accumulated depreciation of $496.4 million (2019 - $537.1 million) (note 6)	1,131,742	1,223,085
Vessels related to finance leases, at cost, less accumulated depreciation of $126.9 million (2019 - $143.7 million) (note 7)	484,776	527,081
Short-term Debt	(20,000)	(50,000)
Long-term debt, including current portion (note 6)	(215,065)	(559,679)
Total obligations related to finance leases	(396,072)	(414,788)
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 8)	755	86
Reported Value Measurement [Member] | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 8)	(272)	0
Reported Value Measurement [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 8)	(483)	(86)
Fair Value, Recurring [Member] | Level 1 | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	128,995	95,332
Fair Value, Recurring [Member] | Level 1 | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	128,995	95,332
Fair Value, Recurring [Member] | Level 2 | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(19,994)	(50,000)
Long-term debt, including current portion (note 6)	(219,271)	(558,657)
Total obligations related to finance leases	(465,342)	(442,648)
Assets Held-for-sale, Long Lived, Fair Value Disclosure	0	37,240
Fair Value, Recurring [Member] | Level 2 | Estimate of Fair Value Measurement [Member] | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	989
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		(659)
Fair Value, Recurring [Member] | Level 2 | Estimate of Fair Value Measurement [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 8)	483	86
Fair Value, Recurring [Member] | Level 2 | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(20,000)	(50,000)
Advances to equity-accounted joint venture	5,280	9,930
Long-term debt, including current portion (note 6)	(222,375)	(559,679)
Total obligations related to finance leases	(396,072)	(414,788)
Assets Held-for-sale, Long Lived, Fair Value Disclosure	0	37,240
Fair Value, Recurring [Member] | Level 2 | Reported Value Measurement [Member] | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	989
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value		(659)
Fair Value, Recurring [Member] | Level 2 | Reported Value Measurement [Member] | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Current portion of derivative liabilities (note 8)	483	$ 86
Fair Value, Nonrecurring [Member] | Level 2 | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (note 7)	6,148
At cost, less accumulated depreciation of $496.4 million (2019 - $537.1 million) (note 6)	46,750
Vessels related to finance leases, at cost, less accumulated depreciation of $126.9 million (2019 - $143.7 million) (note 7)	34,000
Fair Value, Nonrecurring [Member] | Level 2 | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (note 7)	6,148
At cost, less accumulated depreciation of $496.4 million (2019 - $537.1 million) (note 6)	46,750
Vessels related to finance leases, at cost, less accumulated depreciation of $126.9 million (2019 - $143.7 million) (note 7)	$ 34,000
Property, Plant and Equipment [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Number Of Vessels | vessel	3
Aframax Tanker
Impaired Long-Lived Assets Held and Used [Line Items]
Number Of Vessels | vessel	5
Finance Lease Obligations [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Number Of Vessels | vessel	2